RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Due from related parties	$ 60	$ 65
Contract asset	422	402
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	548	448
Due from related parties	60	65
Contract asset	473	447
Total	$ 1,081	$ 960